Financial Instruments and Risk Management (Maturities of Available-for-sale Debt Securities at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Mature within one year	$ 605
Mature in one to five years	10,254
Mature in five years and later	15,943
Available-for-sale securities, debt securities	$ 26,802